Retained Earnings and Reserves - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Reserves and registered capital of PRC subsidiaries	$ 408,536	$ 408,600	$ 408,200	$ 407,600	$ 362,800